Investment Securities and Derivatives	12 Months Ended
Dec. 31, 2023
Investment securities and derivatives [abstract]
Investment Securities and Derivatives
11.
Investment securities and derivatives

Investment securities and derivatives comprise:

	2022	2023

Total financial assets at FVTOCI	1,076,242	1,377,130
Total financial assets at FVTPL	30	642

Total investment securities and derivatives	1,076,272	1,377,772

Financial assets at FVTOCI comprise:

	2022	2023

Debt securities	1,075,955	1,376,728
Equity investments	287	402

Total financial assets at FVTOCI	1,076,242	1,377,130

	Interest rate, %	2022	Interest rate, %	2023

Debt securities
Bonds of the Ministry of Finance of the Republic of Kazakhstan	0.60-16.03	350,670	0.60-16.70	930,726
Corporate bonds	2.00-11.80	186,819	2.00-15.88	252,946
Discount notes of the NBRK	16.03	538,100	14.44	191,369
Sovereign bonds of foreign countries	0.63	366	0.63-3.50	1,687

Total debt securities		1,075,955		1,376,728

As at 31 December 2022 and 2023, sovereign debt securities represented by bonds of the Ministry of Finance of the Republic of Kazakhstan, discount notes of the NBRK, sovereign bonds of foreign countries amounted to KZT 889,136 million and KZT 1,123,782 million, respectively. The contractual maturity of investment debt securities is disclosed in Note 26.

Financial assets at FVTPL comprise:

	2022	2023

Derivative financial instruments	30	642

Total financial assets at FVTPL	30	642

As at 31 December 2023, financial assets at FVTPL included swap and spot instruments of KZT 642 million (2022: KZT 30 million) with a notional amount of KZT 165,555 million (2022: KZT 102,563 million).

As at 31 December 2023, financial liabilities at FVTPL included swap and spot instruments of KZT 187 million (2022: KZT 3 million) with a notional amount of KZT 164,686 million (2022: KZT 102,498 million) and forwards of KZT 978 million (2022: KZT 144 million) with a notional amount of KZT 14,739 million (2022: KZT 8,598 million) and are disclosed in Note 19.